Equity (Tables)	12 Months Ended
Sep. 29, 2018
Equity [Abstract]
Dividends Declared
The Company paid the following dividends in fiscal 2018, 2017 and 2016:

Per Share	Total Paid	Payment Timing	Related to Fiscal Period
$0.84	$1.2 billion	Fourth Quarter of Fiscal 2018	First Half 2018
$0.84	$1.3 billion	Second Quarter of Fiscal 2018	Second Half 2017
$0.78	$1.2 billion	Fourth Quarter of Fiscal 2017	First Half 2017
$0.78	$1.2 billion	Second Quarter of Fiscal 2017	Second Half 2016
$0.71	$1.1 billion	Fourth Quarter of Fiscal 2016	First Half 2016
$0.71	$1.2 billion	Second Quarter of Fiscal 2016	Second Half 2015

Repurchases of Common Stock
The Company repurchased its common stock in fiscal 2018, 2017 and 2016 as follows:

Fiscal year	Shares acquired	Total paid
2018	35 million	$3.6 billion
2017	89 million	$9.4 billion
2016	74 million	$7.5 billion

Changes in Accumulated Other Comprehensive Income (Loss), Net of Tax
The following table summarizes the changes in each component of AOCI including our proportional share of equity method investee amounts:

			Unrecognized Pension and Postretirement Medical Expense	Foreign Currency Translation and Other	AOCI
	Market Value Adjustments
	Investments	Cash Flow Hedges
AOCI, before tax
Balance at October 3, 2015	$21	$523	$(4,002)	$(431)	$(3,889)
Unrealized gains (losses) arising during the period	23	(297)	(2,122)	(90)	(2,486)
Reclassifications of realized net (gains) losses to net income	—	(264)	265	—	1
Balance at October 1, 2016	$44	$(38)	$(5,859)	$(521)	$(6,374)
Unrealized gains (losses) arising during the period	(2)	124	521	(2)	641
Reclassifications of net (gains) losses to net income	(27)	(194)	432	—	211
Balance at September 30, 2017	$15	$(108)	$(4,906)	$(523)	$(5,522)
Unrealized gains (losses) arising during the period	9	250	203	(204)	258
Reclassifications of net (gains) losses to net income	—	35	380	—	415
Balance at September 29, 2018	$24	$177	$(4,323)	$(727)	$(4,849)

			Unrecognized Pension and Postretirement Medical Expense	Foreign Currency Translation and Other	AOCI
	Market Value Adjustments
	Investments	Cash Flow Hedges
Tax on AOCI
Balance at October 3, 2015	$(8)	$(189)	$1,505	$160	$1,468
Unrealized gains (losses) arising during the period	(10)	104	801	32	927
Reclassifications of realized net (gains) losses to net income	—	98	(98)	—	—
Balance at October 1, 2016	$(18)	$13	$2,208	$192	$2,395
Unrealized gains (losses) arising during the period	1	(39)	(209)	(76)	(323)
Reclassifications of net (gains) losses to net income	10	72	(160)	—	(78)
Balance at September 30, 2017	$(7)	$46	$1,839	$116	$1,994
Unrealized gains (losses) arising during the period	(2)	(66)	(47)	(13)	(128)
Reclassifications of net (gains) losses to net income	—	(12)	(102)	—	(114)
Balance at September 29, 2018	$(9)	$(32)	$1,690	$103	$1,752

			Unrecognized Pension and Postretirement Medical Expense	Foreign Currency Translation and Other	AOCI
	Market Value Adjustments
	Investments	Cash Flow Hedges
AOCI, after tax
Balance at October 3, 2015	$13	$334	$(2,497)	$(271)	$(2,421)
Unrealized gains (losses) arising during the period	13	(193)	(1,321)	(58)	(1,559)
Reclassifications of realized net (gains) losses to net income	—	(166)	167	—	1
Balance at October 1, 2016	$26	$(25)	$(3,651)	$(329)	$(3,979)
Unrealized gains (losses) arising during the period	(1)	85	312	(78)	318
Reclassifications of net (gains) losses to net income	(17)	(122)	272	—	133
Balance at September 30, 2017	$8	$(62)	$(3,067)	$(407)	$(3,528)
Unrealized gains (losses) arising during the period	7	184	156	(217)	130
Reclassifications of net (gains) losses to net income	—	23	278	—	301
Balance at September 29, 2018	$15	$145	$(2,633)	$(624)	$(3,097)

Details of AOCI Reclassified to Net Income
Details about AOCI components reclassified to net income are as follows:

Gains/(losses) in net income:	Affected line item in the Consolidated Statements of Income:	2018	2017	2016
Investments, net	Interest expense, net	$—	$27	$—
Estimated tax	Income taxes	—	(10)	—
		—	17	—

Cash flow hedges	Primarily revenue	(35)	194	264
Estimated tax	Income taxes	12	(72)	(98)
		(23)	122	166

Pension and postretirement medical expense	Cost and expenses	(380)	(432)	(265)
Estimated tax	Income taxes	102	160	98
		(278)	(272)	(167)

Total reclassifications for the period		$(301)	$(133)	$(1)